Consolidated Investments (Tables)	12 Months Ended
Dec. 31, 2013
Real Estate [Abstract]
Schedule of Real Estate Properties [Table Text Block]
As of December 31, 2013, the major components of  the Company’s consolidated real estate properties, Springhouse at Newport News, The Reserve at Creekside Village, Enders Place at Baldwin Park, 23Hundred @ Berry Hill and MDA Apartments, were as follows:

				Furniture,
		Building and	Construction in	Fixtures and
Property	Land	Improvements	Progress	Equipment	Totals
Springhouse	$6,500,000	$27,663,473	$-	$1,107,824	$35,271,297
Creekside	1,920,000	17,953,935	-	491,111	20,365,046
Enders	4,750,000	19,262,413	-	908,405	24,920,818
Berry Hill	5,000,000	4,286,905	16,695,988	310,055	26,292,948
MDA	9,500,000	51,547,961	-	615,980	61,663,941
	$27,670,000	$120,714,687	$16,695,988	$3,433,375	$168,514,050
Less: Accumulated Depreciation	-	(4,807,728)	-	(700,977)	(5,508,705)
Totals	$27,670,000	$115,906,959	$16,695,988	$2,732,398	$163,005,345